Investment in Affiliate Company (Details 1) - USD ($) $ in Thousands	8 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2017
Operating data:
Revenue
Operating loss	(872)	(3,869)
Net loss	$ (888)	$ (3,839)